Equity (Details Textual) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Equity [Line Items]
Common Stock, No Par Value	$ 0	$ 0	$ 0
Common Stock, Shares, Issued	14,295,836	15,270,840	14,295,836
Common Stock, Shares, Outstanding	14,295,836	15,270,840	14,295,836
Stock Issued During Period, Shares, New Issues	100
Stock Issued During Period, Shares, Other		975,004
Stockholders' Equity Note, Stock Split		142,958.36 to 1